Stock Transactions and Stock-Based Compensation (Components Of Share-Based Compensation Program) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Pretax compensation expense	$ 33.6	$ 29.6	$ 129.8	$ 103.8	$ 84.7
Income tax benefit	(10.5)	(8.7)	(38.9)	(32.8)	(24.1)
Total stock-based compensation expense, net of income taxes	23.1	20.9	90.9	71.0	60.6
RSUs/PSUs:
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Pretax compensation expense	21.6	19.9	85.9	69.7	52.1
Income tax benefit	(6.7)	(5.7)	(25.3)	(22.1)	(14.7)
Total stock-based compensation expense, net of income taxes	14.9	14.2	60.6	47.6	37.4
Stock options
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Pretax compensation expense	12.0	9.7	43.9	34.1	32.6
Income tax benefit	(3.8)	(3.0)	(13.6)	(10.7)	(9.4)
Total stock-based compensation expense, net of income taxes	$ 8.2	$ 6.7	$ 30.3	$ 23.4	$ 23.2